Patent Finance Obligation	12 Months Ended
Dec. 31, 2011
Patent Finance Obligation [Abstract]
PATENT FINANCE OBLIGATION
7.	PATENT FINANCE OBLIGATION

On January 27, 2011, the Company acquired certain patents for future considerations while entering into a licensing agreement with the same counter-party. The Company has accounted for the non-monetary transaction at fair value using the income approach to value the patents acquired. To estimate the fair value, the Company considered the estimated future royalties, related costs and applied a discount rate of 16.5%.

The obligation is based on the quarterly discounted payment stream of $688 and an effective interest rate of 4.75%. The current and long term portion of this obligation is reflected as follows:

	As at December 31, 2011	As at December 31, 2010
Patent finance obligation, due December 27, 2014	$7,647	$—
Current portion	(2,458)	—

	$5,189	$—

Principal repayments over the next five years are expected to be as follows:

2012	$2,458
2013	$2,518
2014	$2,671